Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Cash at bank	427,273	304,601
Cash on deposit (cash equivalents)	-	100,000

Total cash and cash equivalents	427,273	404,601